Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	May 25, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Statutory Prospectus Supplement dated September 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Oppenheimer Macquarie Global Infrastructure Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

Effective on or about November 18, 2019, the following changes are made to the Statutory Prospectus:

Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust, will no longer serve as the Fund’s sub-adviser. All references to DIFA are hereby removed from the Statutory Prospectus. In addition, at the September 16-18, 2019, Board meetings, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved the name change of Invesco Oppenheimer Macquarie Global Infrastructure Fund to Invesco Oppenheimer Global Infrastructure Fund. Any and all references to Invesco Oppenheimer Macquarie Global Infrastructure Fund are changed to Invesco Oppenheimer Global Infrastructure Fund in the Statutory Prospectus.

The following information replaces in its entirety the fourth paragraph appearing under the heading “FUND SUMMARY – Principal Investment Strategies of the Fund” in the prospectus:

“Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s adviser and Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s Sub-Adviser. The Adviser and the Sub-Adviser are responsible for the day-to-day investment management of the Fund’s assets and employ the Fund’s portfolio managers. The portfolio managers analyze infrastructure companies to determine the quality of the infrastructure assets that are owned, operated, or managed by these companies and that therefore underpin these companies’ cash flow and growth. The portfolio managers also analyze companies through review of key sources of revenue, growth potential, management quality and the potential for competition. Preference is given to securities that the portfolio managers believe exhibit stability in earnings and a positive earnings outlook. The portfolio managers generally develop a target valuation for each company using, among other things, proprietary models and fundamental analysis. This information is then used to construct a portfolio diversified by country and infrastructure subsector. The portfolio managers may sell a security under a variety of circumstances, such as a change in, for example, a company’s revenue, earnings, assets, liabilities and growth, or due to a shift in market conditions.”

Statutory Prospectus Supplement dated September 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Macquarie Global Infrastructure Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

Effective on or about November 18, 2019, the following changes are made to the Statutory Prospectus:

Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust, will no longer serve as the Fund’s sub-adviser. All references to DIFA are hereby removed from the Statutory Prospectus. In addition, at the September 16-18, 2019, Board meetings, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved the name change of Invesco Oppenheimer Macquarie Global Infrastructure Fund to Invesco Oppenheimer Global Infrastructure Fund. Any and all references to Invesco Oppenheimer Macquarie Global Infrastructure Fund are changed to Invesco Oppenheimer Global Infrastructure Fund in the Statutory Prospectus.

The following information replaces in its entirety the fourth paragraph appearing under the heading “FUND SUMMARIES – INVESCO OPPENHEIMER MACQUARIE GLOBAL INFRASTRUCTURE FUND - Principal Investment Strategies of the Fund” in the prospectus:

“Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s adviser and Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s Sub-Adviser. The Adviser and the Sub-Adviser are responsible for the day-to-day investment management of the Fund’s assets and employ the Fund’s portfolio managers. The portfolio managers analyze infrastructure companies to determine the quality of the infrastructure assets that are owned, operated, or managed by these companies and that therefore underpin these companies’ cash flow and growth. The portfolio managers also analyze companies through review of key sources of revenue, growth potential, management quality and the potential for competition. Preference is given to securities that the portfolio managers believe exhibit stability in earnings and a positive earnings outlook. The portfolio managers generally develop a target valuation for each company using, among other things, proprietary models and fundamental analysis. This information is then used to construct a portfolio diversified by country and infrastructure subsector. The portfolio managers may sell a security under a variety of circumstances, such as a change in, for example, a company’s revenue, earnings, assets, liabilities and growth, or due to a shift in market conditions.”

Class A, C, R and Y | Invesco Oppenheimer Macquarie Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Statutory Prospectus Supplement dated September 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Oppenheimer Macquarie Global Infrastructure Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

Effective on or about November 18, 2019, the following changes are made to the Statutory Prospectus:

Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust, will no longer serve as the Fund’s sub-adviser. All references to DIFA are hereby removed from the Statutory Prospectus. In addition, at the September 16-18, 2019, Board meetings, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved the name change of Invesco Oppenheimer Macquarie Global Infrastructure Fund to Invesco Oppenheimer Global Infrastructure Fund. Any and all references to Invesco Oppenheimer Macquarie Global Infrastructure Fund are changed to Invesco Oppenheimer Global Infrastructure Fund in the Statutory Prospectus.

The following information replaces in its entirety the fourth paragraph appearing under the heading “FUND SUMMARY – Principal Investment Strategies of the Fund” in the prospectus:

“Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s adviser and Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s Sub-Adviser. The Adviser and the Sub-Adviser are responsible for the day-to-day investment management of the Fund’s assets and employ the Fund’s portfolio managers. The portfolio managers analyze infrastructure companies to determine the quality of the infrastructure assets that are owned, operated, or managed by these companies and that therefore underpin these companies’ cash flow and growth. The portfolio managers also analyze companies through review of key sources of revenue, growth potential, management quality and the potential for competition. Preference is given to securities that the portfolio managers believe exhibit stability in earnings and a positive earnings outlook. The portfolio managers generally develop a target valuation for each company using, among other things, proprietary models and fundamental analysis. This information is then used to construct a portfolio diversified by country and infrastructure subsector. The portfolio managers may sell a security under a variety of circumstances, such as a change in, for example, a company’s revenue, earnings, assets, liabilities and growth, or due to a shift in market conditions.”

Class R5 and R6 | Invesco Oppenheimer Macquarie Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Statutory Prospectus Supplement dated September 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Macquarie Global Infrastructure Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

Effective on or about November 18, 2019, the following changes are made to the Statutory Prospectus:

Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust, will no longer serve as the Fund’s sub-adviser. All references to DIFA are hereby removed from the Statutory Prospectus. In addition, at the September 16-18, 2019, Board meetings, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved the name change of Invesco Oppenheimer Macquarie Global Infrastructure Fund to Invesco Oppenheimer Global Infrastructure Fund. Any and all references to Invesco Oppenheimer Macquarie Global Infrastructure Fund are changed to Invesco Oppenheimer Global Infrastructure Fund in the Statutory Prospectus.

The following information replaces in its entirety the fourth paragraph appearing under the heading “FUND SUMMARIES – INVESCO OPPENHEIMER MACQUARIE GLOBAL INFRASTRUCTURE FUND - Principal Investment Strategies of the Fund” in the prospectus:

“Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s adviser and Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s Sub-Adviser. The Adviser and the Sub-Adviser are responsible for the day-to-day investment management of the Fund’s assets and employ the Fund’s portfolio managers. The portfolio managers analyze infrastructure companies to determine the quality of the infrastructure assets that are owned, operated, or managed by these companies and that therefore underpin these companies’ cash flow and growth. The portfolio managers also analyze companies through review of key sources of revenue, growth potential, management quality and the potential for competition. Preference is given to securities that the portfolio managers believe exhibit stability in earnings and a positive earnings outlook. The portfolio managers generally develop a target valuation for each company using, among other things, proprietary models and fundamental analysis. This information is then used to construct a portfolio diversified by country and infrastructure subsector. The portfolio managers may sell a security under a variety of circumstances, such as a change in, for example, a company’s revenue, earnings, assets, liabilities and growth, or due to a shift in market conditions.”